Summary of Changes in Fair Value of Level 3 Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contingent Earnout Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	$ 1,456	$ 17,414
Issuance of instruments
Change in fair value	(1,445)	(15,958)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	11	1,456
Private Placement Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	127	888
Issuance of instruments
Change in fair value	(127)	(761)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance		127
2022 Private Placement Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	23	109
Issuance of instruments
Change in fair value	(22)	(86)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	1	23
Debt Derivatives [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance
Issuance of instruments		13,890
Change in fair value		(8,485)
Extinguishment of debt derivatives in connection with debt extinguishment		(5,405)
Fair value, Ending Balance
RDO Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	10,891
Issuance of instruments		10,891
Change in fair value	(10,801)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	90	10,891
Placement Agent Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance	536
Issuance of instruments		536
Change in fair value	(520)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	16	536
2024 Private Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance
Issuance of instruments	6,321
Change in fair value	(6,319)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	2
BEPO Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance
Issuance of instruments	9,020
Change in fair value	(8,642)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	378
BEPO Agent Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance
Issuance of instruments	446
Change in fair value	(428)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	18
July 2024 Private Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance
Issuance of instruments	4,200
Change in fair value	(3,335)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	865
August Inducement Warrants [Member] | Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Beginning Balance
Issuance of instruments	2,437
Change in fair value	(1,641)
Extinguishment of debt derivatives in connection with debt extinguishment
Fair value, Ending Balance	$ 796